PGIM S&P 500 Max Buffer ETF - November Annual Fund Operating Expenses - PGIM S&P 500 Max Buffer ETF - November - No Share Class	Jul. 01, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.50%